Accounts Receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following at December 31:

	2023	2024	2024
	HK$	HK$	US$
Accounts receivable	4,074,594	2,087,509	268,742
Less: provision for credit losses	(1,495,119)	(966,947)	(124,483)
Accounts receivable, net	2,579,475	1,120,562	144,259

The movement of provision for credit losses are as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	497,099	1,495,119	192,479
Write-offs	(497,099)	(1,318,165)	(169,698)
Addition	1,495,119	789,993	101,702
Balance at end of the year ended December 31	1,495,119	966,947	124,483